OTHER EQUITY AND RESERVES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Treasury shares	$ 0	$ (11,870)
Share compensation reserve	0	4,777	$ 3,954
Hedging reserve	(1,337)	5,457
Translation reserve	(10,700)	(9,783)
Merger reserve	(12,649)	(12,649)
Other reserves	$ (24,686)	$ (24,068)